Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2022	2021

Accounts receivable	$21,895,260	$26,825,337
Less: Allowance for doubtful accounts	(7,080,677)	(2,607,600)
Total accounts receivable, net	$14,814,583	$24,217,737

Schedule of movement of allowance for doubtful accounts
	As of December 31,
	2022	2021	2020

Beginning balance	$2,607,600	$1,581,142	$1,669,658
Provision for doubtful accounts	4,783,518	1,011,760	-
Recovery	-	-	(189,286)
Written-off	-	(34,879)	-
Foreign currency translation adjustments	(310,441)	49,577	100,770
Ending balance	$7,080,677	$2,607,600	$1,581,142